Expense Example	Eaton Vance Focused Growth Opportunities Fund Class A 1 Year	Eaton Vance Focused Growth Opportunities Fund Class A 3 Years	Eaton Vance Focused Growth Opportunities Fund Class A 5 Years	Eaton Vance Focused Growth Opportunities Fund Class A 10 Years	Eaton Vance Focused Growth Opportunities Fund Class C 1 Year	Eaton Vance Focused Growth Opportunities Fund Class C 3 Years	Eaton Vance Focused Growth Opportunities Fund Class C 5 Years	Eaton Vance Focused Growth Opportunities Fund Class C 10 Years	Eaton Vance Focused Growth Opportunities Fund Class I 1 Year	Eaton Vance Focused Growth Opportunities Fund Class I 3 Years	Eaton Vance Focused Growth Opportunities Fund Class I 5 Years	Eaton Vance Focused Growth Opportunities Fund Class I 10 Years	Eaton Vance Focused Value Opportunities Fund Class A 1 Year	Eaton Vance Focused Value Opportunities Fund Class A 3 Years	Eaton Vance Focused Value Opportunities Fund Class A 5 Years	Eaton Vance Focused Value Opportunities Fund Class A 10 Years	Eaton Vance Focused Value Opportunities Fund Class C 1 Year	Eaton Vance Focused Value Opportunities Fund Class C 3 Years	Eaton Vance Focused Value Opportunities Fund Class C 5 Years	Eaton Vance Focused Value Opportunities Fund Class C 10 Years	Eaton Vance Focused Value Opportunities Fund Class I 1 Year	Eaton Vance Focused Value Opportunities Fund Class I 3 Years	Eaton Vance Focused Value Opportunities Fund Class I 5 Years	Eaton Vance Focused Value Opportunities Fund Class I 10 Years
USD ($)	626	850	1,091	1,781	283	575	992	1,957	82	264	462	1,033	621	834	1,064	1,725	277	558	965	1,904	76	247	434	973